Artisan International Small-Mid Fund
Artisan International Small-Mid Fund<br/>(formerly Artisan International Small Cap Fund)<br/><br/>Investor: ARTJX | Advisor: APDJX | Institutional: APHJX
Investment Objective
The Fund seeks maximum long-term capital growth.
Fees and Expenses of the Fund
This table describes the fees and expenses that you pay if you buy and hold shares of the Fund. The table and example do not reflect any transaction fees or commissions that may be charged by a shareholder’s financial intermediary when buying or selling shares.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Artisan International Small-Mid Fund	Investor	Advisor	Institutional
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none	none
Exchange Fee	none	none	none
Redemption Fee	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Artisan International Small-Mid Fund		Investor	Advisor		Institutional
Management Fees	[1]	1.05%	1.05%		1.05%
Distribution (12b-1) Fees	[1]	none	none		none
Other Expenses	[1]	0.30%	0.21%	[2]	0.10%
Acquired Fund Fees and Expenses	[1],[3]	0.01%	0.01%		0.01%
Total Annual Fund Operating Expenses	[1]	1.36%	1.27%		1.16%
Fee Waiver and Expense Reimbursement	[1],[4]	none	none		none
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	[1]	1.36%	1.27%		1.16%
[1]	The Fund’s operating expenses have been restated to reflect a reduction in management fees, effective as of 1 December 2018.
[2]	“Other Expenses” are based on estimated amounts for the current fiscal year.
[3]	“Acquired Fund Fees and Expenses” shown are for the fiscal year ended 30 September 2018 and are indirect expenses the Fund incurred from investing in an investment company (acquired fund). To the extent that the Fund invests in acquired funds, Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement in the table above will not match the ratios of expenses to average net assets shown in the “Financial Highlights” in the Fund’s statutory prospectus, since the Financial Highlights reflect the operating expenses of the Fund and do not include fees and expenses of acquired funds.
[4]	Artisan Partners Limited Partnership, the Fund’s investment adviser (“Artisan Partners”), has contractually agreed to bear certain expenses and waive its management fees to the extent necessary to cause total annual fund operating expenses (excluding taxes, interest, all commissions and other normal charges incident to the purchase and sale of portfolio securities, acquired fund fees and expenses, borrowing costs such as dividends on securities sold short, and extraordinary charges such as litigation costs, but including management fees paid to Artisan Partners) not to exceed 1.50% of the average daily net assets of Investor Shares, 1.40% of the average daily net assets of the Advisor Shares and 1.35% of the average daily net assets of Institutional Shares. This contract continues through 31 January 2020.

Expense Example
The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes a 5% return each year, and that the Fund’s operating expenses are equal to Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement in the first year and Total Annual Fund Operating Expenses thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Artisan International Small-Mid Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Investor	138	431	745	1,635
Advisor	129	403	697	1,534
Institutional	118	368	638	1,409

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 59.53% of the average value of its portfolio.
Principal Investment Strategies
The Fund’s investment team employs a fundamental stock selection process focused on identifying long-term growth opportunities to build a portfolio of small- and mid-cap growth companies. The team seeks to invest in companies within its preferred themes with sustainable growth characteristics at attractive valuations that do not fully reflect their long-term potential.
  Themes—The team identifies long-term secular growth trends with the objective of investing in companies that have meaningful exposure to these trends. The team’s fundamental analysis focuses on those industry leaders with attractive growth and valuation characteristics that will be long-term beneficiaries of any structural change and/or trend.
  Sustainable Growth—The team applies a fundamental approach to identifying the long-term, sustainable growth characteristics of potential investments. The team seeks high-quality companies that typically have a sustainable competitive advantage, a superior business model and a high-quality management team.
  Valuation—The team uses multiple valuation metrics to establish a target price range. The team assesses the relationship between its estimate of a company’s sustainable growth prospects and its current valuation.
Under normal circumstances, the Fund invests no less than 80% of its net assets plus any borrowings for investment purposes at market value at the time of purchase in common stocks and other securities of small- and mid-cap companies. Small- and mid-cap companies for this purpose are those companies with a market capitalization below $30 billion or having a market capitalization similar to the constituents of the MSCI All Country World (ACWI) ex-U.S. SMID Index at the time of the Fund’s investment. Some of these companies, although small by U.S. standards, might rank among the largest in their countries by market capitalization. Under normal market conditions, the Fund will invest at least 65% of its total assets at market value at the time of purchase in securities of non-U.S. companies. The Fund invests in developed markets and emerging and less developed markets. From time to time, the team may conclude that a security other than an equity presents a more attractive risk/reward profile. So, the Fund may invest to a limited extent in debt securities (including lower-rated securities) and convertible debt securities of U.S. or non-U.S. issuers that meet the Fund’s investment criteria. The Fund also may invest to a limited extent in equity-linked securities that provide economic exposure to a security of one or more non-U.S. companies without direct investment in the underlying securities (called “participation certificates” in the Fund’s prospectus, but may be called different names by issuers).
Principal Risks
Like all mutual funds, the Fund takes investment risks and it is possible for you to lose money by investing in the Fund. The team’s ability to choose suitable investments for the Fund has a significant impact on the Fund’s ability to achieve its investment objective. The Fund’s principal risks include:
  Market Risks—Markets may perform poorly and the returns from the securities in which the Fund invests may underperform returns from the general securities markets. Securities markets may experience periods of high volatility and reduced liquidity in response to governmental actions or intervention, economic or market developments, or other external factors. The value of a company’s securities may rise or fall in response to company, market, economic or other news.
  Foreign Investing Risks—Foreign securities may underperform U.S. securities and may be more volatile than U.S. securities. Risks relating to investments in foreign securities (including, but not limited to, depositary receipts and participation certificates) and to securities of issuers with significant exposure to foreign markets include currency exchange rate fluctuation; less available public information about the issuers of securities; less stringent regulatory standards; lack of uniform accounting, auditing and financial reporting standards; and country risks, including less liquidity, high inflation rates and unfavorable economic practices; and political instability and expropriation and nationalization risks.
  Emerging Markets Risks—Investment risks typically are greater in emerging and less developed markets. For example, in addition to the risks associated with investments in any foreign country, political, legal and economic structures in these less developed countries may be new and changing rapidly, which may cause instability and greater risk of loss. Their securities markets may be less developed, and securities in those markets are generally more volatile and less liquid than those in the developed markets. Investing in emerging market countries may involve substantial risk due to, among other reasons, limited information; higher brokerage costs; different accounting, auditing and financial reporting standards; less developed legal systems and thinner trading markets as compared to those in developed countries; different clearing and settlement procedures and custodial services; and currency blockages or transfer restrictions. Emerging market countries also are more likely to experience high levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets. Certain emerging markets also may face other significant internal or external risks, including a heightened risk of war or ethnic, religious or racial conflicts. In addition, governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth of companies in those markets. Such markets may also be heavily reliant on foreign capital and, therefore, vulnerable to capital flight.
  Small and Medium-Sized Company Risks—Securities of small and medium-sized companies tend to be more volatile and less liquid than securities of large companies. Compared to large companies, small and medium-sized companies typically may have analyst coverage by fewer brokerage firms – meaning they may trade at prices that reflect incomplete or inaccurate information. Smaller companies may have a shorter history of operations, less access to financing and a less diversified product line – making them more susceptible to market pressures and more likely to have volatile security prices. During some periods, securities of small and medium-sized companies, as an asset class, have underperformed the securities of larger companies.
  Currency Risks—Foreign securities usually are denominated and traded in foreign currencies and the exchange rates between foreign currencies and the U.S. dollar fluctuate continuously. The Fund’s performance will be affected by its direct or indirect exposure, which may include exposure through U.S. dollar denominated depositary receipts and participation certificates, to a particular currency due to favorable or unfavorable changes in currency exchange rates relative to the U.S. dollar. The Fund’s direct or indirect exposure to a particular currency may be hedged to mitigate currency volatility or because the Fund believes a currency is overvalued. There can be no guarantee that any hedging activity will be successful. Hedging activity and/or use of forward foreign currency contracts may reduce or limit the opportunity for gain and involves counterparty risk, which is the risk that the contracting party will not fulfill its contractual obligation to deliver the currency contracted for at the agreed upon price to the Fund.
  High Portfolio Turnover Risk — The Fund may engage in active and frequent trading of its portfolio securities. High portfolio turnover may result in increased transaction costs to the Fund, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of the securities and on reinvestment in other securities. The sale of Fund portfolio securities may result in the realization and/or distribution to shareholders of higher capital gains or losses as compared to a fund with a less active trading strategy. These effects of higher than normal portfolio turnover may adversely affect Fund performance. As a result of changes to its principal investment strategies in the fourth quarter of 2018, the Fund is expected to experience significant portfolio turnover as it transitions its holdings to be consistent with the new principal investment strategies.
  Growth Investing Risks—Growth stocks may fall out of favor with investors and underperform other asset types during given periods. A company may never achieve the earnings growth the team anticipated.
  Risks of Emphasizing a Region, Country, Sector or Industry—If the Fund has invested a higher percentage of its total assets in a particular region, country, sector or industry, changes affecting that region, country, sector or industry may have a significant impact on the performance of the Fund’s overall portfolio.
  Participation Certificates Risks—Investing in a participation certificate subjects the Fund to the risks associated with an investment in the underlying equity security and also exposes the Fund to counterparty risk, which is the risk that the bank or broker-dealer that issues the certificate will not fulfill its contractual obligation to timely pay the Fund the amount owed under the certificate.
  Debt Securities Risks—The value of a debt security changes in response to various factors, including, for example, market-related factors, such as changes in interest rates or changes in the actual or perceived ability of an issuer to meet its obligations. In general, the value of a debt security may fall in response to increases in interest rates. The Fund may invest in debt securities without considering the maturity of the instrument. The value of a security with a longer duration will be more sensitive to changes in interest rates than a similar security with a shorter duration. As a result, changes in interest rates in the U.S. and outside the U.S. may affect the Fund’s debt investments unfavorably.

  Debt securities in which the Fund invests may be rated below investment grade by the major rating agencies, or unrated securities that are determined by Artisan Partners to be of comparable quality. Debt securities of below investment grade quality are high yield, high risk bonds, commonly known as “junk bonds.”  These bonds are predominantly speculative. They are usually issued by companies without long track records of sales and earnings, or by companies with questionable credit strength. These bonds have a higher degree of default risk, may be less liquid and may be subject to greater price volatility than higher-rated bonds.
  Impact of Actions by Other Shareholders—The Fund, like all mutual funds, pools the investments of many investors. Actions by one investor or multiple investors in the Fund may have an adverse effect on the Fund and on other investors. For example, shareholder purchase and redemption activity may affect the per share amount of the Fund’s distributions of its net income and net realized gains, if any, thereby increasing or reducing the tax burden on the Fund’s shareholders subject to income tax who receive Fund distributions.
  Operational and Cybersecurity Risks—Operational failures, cyber-attacks or other disruptions that affect the Fund’s service providers, the Fund’s counterparties, other market participants or the issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

Performance
This section provides some indication of the risks of investing in the Fund. The following bar chart shows how the performance of the Fund’s Investor Shares has varied over time.

Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.

Effective 4 December 2018, the Fund’s principal investment strategies changed to reflect, among other things, greater flexibility to invest in small- and medium-sized companies.  The Fund’s performance prior to 4 December 2018 may have been different if the Fund were managed using the current investment strategies.

Total return for the period 1 January 2018 through 30 September 2018 for the Fund’s Investor Shares was 1.65%.
Calendar Year by Year Total Returns (%)

Highest/Lowest Quarter Returns(%) During the time period shown in the bar chart.
Highest	34.35%	(quarter ended 30 June 2009)
Lowest	-27.18%	(quarter ended 30 September 2008)

Average Annual Total Returns—(For Periods Ended 31 December 2017)
The following table shows the average annual total returns (before and after taxes) and the change in value of two broad-based market indices over various periods ended 31 December 2017. The index information is intended to permit you to compare the Fund’s performance to broad measures of market performance.

After-tax returns are shown only for Investor Shares, and the after tax returns for Advisor Shares and Institutional Shares will vary from Investor Shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares in a tax-advantaged account, or to investors who are tax-exempt.

For Periods Ended 31 December 2017 (%)
Average Annual Total Returns - Artisan International Small-Mid Fund		1-Year	5-Year	10-Year	Since Inception	Inception Date
Investor	[1]	33.35%	7.96%	3.95%	12.17%	Dec. 21, 2001
Investor | Return after taxes on distributions	[1]	29.36%	6.22%	3.02%	10.75%	Dec. 21, 2001
Investor | Return after taxes on distributions and sale of Fund shares	[1]	21.91%	6.05%	3.00%	10.22%	Dec. 21, 2001
Investor | MSCI ACWI ex USA SMID Net Index (reflects no deduction for fees, expenses or taxes)	[1],[2]	30.35%	9.14%	3.81%	10.11%	Dec. 21, 2001
Investor | MSCI ACWI ex USA Small Cap Net Index (reflects no deduction for fees, expenses or taxes)	[1],[3]	31.65%	10.03%	4.69%	11.04%	Dec. 21, 2001
Investor | MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)	[1]	25.03%	7.90%	1.94%	6.57%	Dec. 21, 2001
Investor | MSCI EAFE Small Cap Index (reflects no deduction for fees, expenses or taxes)	[1]	33.01%	12.85%	5.77%	10.99%	Dec. 21, 2001
Institutional	[1]	33.61%			13.71%	Apr. 12, 2016
Institutional | MSCI ACWI ex USA SMID Net Index (reflects no deduction for fees, expenses or taxes)	[1],[2]	30.35%			18.54%	Apr. 12, 2016
Institutional | MSCI ACWI ex USA Small Cap Net Index (reflects no deduction for fees, expenses or taxes)	[1],[3]	31.65%			19.47%	Apr. 12, 2016
Institutional | MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)	[1]	25.03%			17.09%	Apr. 12, 2016
Institutional | MSCI EAFE Small Cap Index (reflects no deduction for fees, expenses or taxes)	[1]	33.01%			20.27%	Apr. 12, 2016
[1]	Because the Fund’s Advisor Shares have not been offered for a full calendar year, the information provided represents the performance of the Fund’s Investor Shares and Institutional Shares. Advisor Shares and the Fund’s other shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities. The performance of the Advisor Shares will be different from the performance of Investor Shares and Institutional Shares because the Total Annual Fund Operating Expenses associated with each class will be different.
[2]	Effective 4 December 2018, the Fund’s primary benchmark was changed from the MSCI EAFE Index to the MSCI ACWI ex USA SMID Net Index, which will provide an appropriate comparison in light of the Fund’s investment strategy.
[3]	Effective 4 December 2018, the Fund’s secondary benchmark was changed from the MSCI EAFE Small Cap Index to the MSCI ACWI ex USA Small Cap Net Index, which will provide an appropriate comparison in light of the Fund’s investment strategy.

Updated performance information may be obtained by calling 800.344.1770. Updated performance information for Investor Shares and Advisor Shares is also available at www.artisanpartners.com.